COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loss Contingencies [Line Items]
Proceeds of the proposed offering	$ 3,750,000	$ 7,500,000
Maximum [Member]
Loss Contingencies [Line Items]
Proceeds of the proposed offering	4,312,500	8,625,000
Sought value	$ 15,000,000	$ 15,000,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering	1,875,000	3,750,000
Cash underwriting discount	$ 1,000,000	$ 1,000,000
IPO [Member]
Loss Contingencies [Line Items]
Deferred fee percentage	3.00%	3.00%